Inventories - Summary of Inventories (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)
Classes of current inventories [abstract]
Finished goods	$ 8,788,460	$ 312,979	$ 7,174,716
Work in process	6,816,602	242,757	2,952,182
Raw materials	29,428,008	1,048,006	20,996,346
Supplies	2,691,779	95,861	2,229,576
Raw materials and supplies in transit	791,610	28,191	530,930
Inventories	$ 48,516,459	$ 1,727,794	$ 33,883,750